UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ          August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $130,530
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE
                                                    Redwood Capital Management, LLC
                                                             June 30, 2006

COLUMN 1                        COLUMN  2          COLUMN 3     COLUMN 4  COLUMN 5    COLUMN 6          COLUMN 7   COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
ACQUICOR TECHNOLOGY INC         COM                00489A107      670    124000     SH        Sole        none    124000
AETNA INC NEW                   COM                00817Y108     6988    175000     SH        Sole        none    175000
ALTRIA GROUP INC                COM                02209S103     6976     95000     SH        Sole        none     95000
AMER INTL GROUP INC             COM                026874107     5905    100000     SH        Sole        none    100000
CIGNA CORP                      COM                125509109     4926     50000     SH        Sole        none     50000
CAREER EDUCATION CORP           COM                141665109     1495     50000     SH        Sole        none     50000
CHEMTURA CORP                   COM                163893100     3473    371800     SH        Sole        none    371800
CONSOL ENERGY INC               COM                20854P109     7008    150000     SH        Sole        none    150000
D R HORTON INC                  COM                23331A109     1191     50000     SH        Sole        none     50000
DADE BEHRING HLDGS INC          COM                23342J206      437     10500     SH        Sole        none     10500
EDISON INTL                     COM                281020107     1950     50000     SH        Sole        none     50000
ELECTRONIC DATA SYS NEW         COM                285661104      602     25000     SH        Sole        none     25000
EMBARQ CORP                     COM                29078E105     3166     77250     SH        Sole        none     77250
ENDEAVOR ACQUISITION CORP       COM                292577103      757    105900     SH        Sole        none    105900
ENDEAVOR ACQUISITION CORP       WEXP 12/14/200     292577111       96     87000     SH        Sole        none     87000
FIRST AVE NETWORKS INC          COM                31865X106     1678    154258     SH        Sole        none    154258
GENERAL FINANCE CORP            COM                369822101     1677    231250     SH        Sole        none    231250
GENERAL FINANCE CORP            WEXP 04/05/201     369822119      157    231250     SH        Sole        none    231250
HD PARTNERS ACQUISITION CORP    UNIT 99/99/9999    40415K209     5613    715000     SH        Sole        none    715000
HUNTSMAN CORP                   COM                447011107     1017     58710     SH        Sole        none     58710
IDT CORP                        CL B               448947309      241     17500     SH        Sole        none     17500
INTEGRATED ALARM SVCS GROUP     COM                45890M109      100     25500     SH        Sole        none     25500
ITC HLDGS CORP                  COM                465685105       27      1000     SH        Sole        none      1000
LIONS GATE ENTMNT CORP          COM NEW            535919203     4591    536980     SH        Sole        none    536980
LOEWS CORP                      COM                540424108    14251    402000     SH        Sole        none    402000
MIRANT CORP NEW                 COM                60467R100     6700    250003     SH        Sole        none    250003
NORTEL INVERSORA S A            SPON ADR PFD B     656567401     2440    316065     SH        Sole        none    316065
PORTLAND GEN ELEC CO            COM NEW            736508847     6251    250358     SH        Sole        none    250358
SPDR TR                         UNIT SER 1         78462F103     3181     25000     SH        Sole        none     25000
SPRINT NEXTEL CORP              COM                852061100    12894    645000     SH        Sole        none    645000
SYNAGRO TECHNOLOGIES INC        COM                871562203     4248   1081004     SH        Sole        none   1081004
TRONOX INC                      CL A               897051108     6603    508714     SH        Sole        none    508714
U S G CORP                      COM                903293405     1823     25000     SH        Sole        none     25000
UNITEDHEALTH GROUP INC          COM                91324P102     7837    175000     SH        Sole        none    175000
WELLPOINT INC                   COM                94973V107     1455     20000     SH        Sole        none     20000
YRC WORLDWIDE INC               COM                984249102     2106     50000     SH        Sole        none     50000







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